Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 3	$ 1,834	$ 10	$ 206	$ 2,053
Balance, shares at Dec. 31, 2023	13,875
Foreign currency translation adjustment			(53)		(53)
Net loss for the period				(548)	(548)
Balance at Jun. 30, 2024	$ 3	1,834	(43)	(342)	1,452
Balance, shares at Jun. 30, 2024	13,875
Balance at Dec. 31, 2024	$ 4	6,967	(277)	650	7,344
Balance, shares at Dec. 31, 2024	15,625
Foreign currency translation adjustment			74		74
Shares issued as stock-based compensation	$ 1	2,399			2,400
Shares issued as stock-based compensation, shares	3,125
Net loss for the period				(2,615)	(2,615)
Balance at Jun. 30, 2025	$ 5	$ 9,366	$ (203)	$ (1,965)	$ 7,203
Balance, shares at Jun. 30, 2025	18,750